Material accounting policies - Price index identity (Details) - Discontinued operations - ARGENTINA	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Material Accounting Policy [Line Items]
Price index level	101.21	76.94
Change in index	24.27